Principal Activities and Reorganization (Tables)	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and Consolidated VIE

As of December 31, 2017, the Company’s principal subsidiaries and consolidated VIE are as follows:

Name	Percentage of direct or indirect ownership	Date of incorporation	Place of incorporation
Subsidiaries
PPDAI (HK) LIMITED. (“PPDAI HK”)	100%	June 12, 2012	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. (“Beijing Prosper” or “Wholly Owned Foreign Enterprise” (“WOFE”)).	100%	August 21, 2012	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. (“Shanghai Guangjian” or “Wholly Owned Foreign Enterprise” (“WOFE”))	100%	June 5, 2017	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. (“Shanghai Shanghu”)	100%	June 15, 2017	Shanghai, China

VIE
Beijing Paipairongxin Investment Consulting Co., Ltd. (“Beijing Paipairongxin”)	100%*	June 15, 2012	Beijing, China

VIE’s principal subsidiary
Shanghai PPDai Financial Information Services Co.,Ltd. (“Shanghai PPDai”)	100%*	January 18, 2011	Shanghai, China
* Controlled via contractual relationships